FAIR VALUE MEASUREMENTS - Assets and liabilities measured and recorded at fair value on a recurring basis (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Jan. 28, 2025	Dec. 31, 2024
Liabilities
3(a)(10) Settlement Agreement	$ 3,687,000	$ 3,634,000	$ 11,624,000
Contingent consideration	510,556	417,163
Convertible debt		3,630,000
Recurring
Assets
Forward purchase agreement				$ 1,471,000
Total assets				1,471,000
Liabilities
Derivative liabilities	292,677	234,389		4,229,478
3(a)(10) Settlement Agreement	3,687,000	3,634,000
Contingent consideration	236,832	1,771,390		434,174
Convertible debt	6,593,923	5,321,303		8,542,323
Total liabilities	10,810,432	10,961,082		13,205,975
Recurring | Level 3
Assets
Forward purchase agreement				1,471,000
Total assets				1,471,000
Liabilities
Derivative liabilities	292,677	234,389		4,229,478
3(a)(10) Settlement Agreement	3,687,000	3,634,000
Contingent consideration	236,832	1,771,390		434,174
Convertible debt	6,593,923	5,321,303		8,542,323
Total liabilities	$ 10,810,432	$ 10,961,082		$ 13,205,975